Shareholder Report, Line Graph (Details) 193826_Innovator U.S. Small Cap Power Buffer ETF - January_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2019	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - January
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Small Cap Power Buffer ETF - January NAV
Accumulated Value	$ 13,788	$ 11,083	$ 11,342	$ 11,895	$ 9,805	$ 10,000	$ 15,342
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Total Return Index
Accumulated Value	14,039	10,471	11,452	14,059	9,323	10,000	$ 16,063
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000
Accumulated Value	$ 13,166	$ 9,963	$ 11,069	$ 13,768	$ 9,221	$ 10,000	$ 14,860